SIGNIFICANT ACCOUNTING POLICIES - OUT OF PERIOD ADJUSTMENTS (DETAILS) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Net earnings [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount	$ 2
Net earnings before tax [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount	3
Other Comprehensive Income (Loss) [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount	8
Income tax expense [Member]
Quantifying Misstatement in Current Year Financial Statements [Line Items]
Quantifying Misstatement in Current Year Financial Statements, Amount		$ 2